Receivables	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Receivables	NOTE 11 RECEIVABLES Segment 2021 2020 Receivables from customers Third parties Retail (Nutrien Financial) 1 2,178 1,417 Retail 977 1,158 Potash, Nitrogen, Phosphate 804 391 Related party - Canpotex Potash (Note 28) 828 122 Less allowance for expected credit losses of receivables from customers (82) (69) 4,705 3,019 Rebates 222 256 Income taxes (Note 8) 223 83 Other receivables 216 268 5,366 3,626 1 Includes $ 1,792 of very low risk of default and $ 386 of low risk of default (2020 - $ 1,147 of very low risk of default and $ 270 of low risk of default). Qualifying receivables from customers financed by Nutrien Financial represents high-quality receivables from customers that have been rated very low to low risk of default among Retail’s receivables from customers. Customer credit with a financial institution of $ 405 at December 31, 2021, related to our agency agreement, is not recognized in our consolidated balance sheets. Through the agency agreement, we only have a limited recourse involvement to the extent of an indemnification of the financial institution to a maximum of 5 percent (2020 – 5 percent) of the qualified customer loans. Historical indemnification losses on this arrangement have been negligible, and the average aging of the customer loans with the financial institution is current.